Revenue by Categories - Schedule of Revenue Generated from Different Revenue Streams (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue generated from different revenue streams	$ 477,532	$ 463,330	$ 284,106
Cloud mining solutions [Member]
Disaggregation of Revenue [Line Items]
Revenue generated from different revenue streams	352,584	271,036	178,044
Bitcoin self-mining revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue generated from different revenue streams	63,087	157,511	100,197
Sales of mining equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue generated from different revenue streams	53,725	30,463
Hosting services and others [Member]
Disaggregation of Revenue [Line Items]
Revenue generated from different revenue streams	$ 8,136	$ 4,320	$ 5,865